Calvert
VP SRI Balanced Portfolio
March 31, 2024
Schedule of Investments (Unaudited)

Asset-Backed Securities — 5.5%

Security	Principal Amount (000's omitted)*	Value
Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class C, 6.11%, 12/20/30(1)	100	$ 100,208
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	431	386,651
Cologix Data Centers U.S. Issuer LLC:
Series 2021-1A, Class A2, 3.30%, 12/26/51(1)	600	546,060
Series 2021-1A, Class B, 3.79%, 12/26/51(1)	350	315,943
Conn's Receivables Funding LLC:
Series 2021-A, Class C, 4.59%, 5/15/26(1)	20	20,137
Series 2022-A, Class B, 9.52%, 12/15/26(1)	181	181,831
Series 2022-A, Class C, 0.00%, 12/15/26(1)	600	547,936
DataBank Issuer LLC, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	283	253,357
DB Master Finance LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	80	76,286
Diamond Infrastructure Funding LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	415	370,701
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	99	88,786
Diamond Issuer, Series 2021-1A, Class A, 2.305%, 11/20/51(1)	782	698,686
Driven Brands Funding LLC:
Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	84	82,404
Series 2019-1A, Class A2, 4.641%, 4/20/49(1)	85	82,011
Enterprise Fleet Financing LLC, Series 2023-1, Class A2, 5.51%, 1/22/29(1)	607	606,445
ExteNet LLC:
Series 2019-1A, Class A2, 3.204%, 7/25/49(1)	345	341,116
Series 2019-1A, Class B, 4.14%, 7/25/49(1)	55	54,422
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	272	256,673
FMC GMSR Issuer Trust:
Series 2021-GT1, Class A, 3.62%, 7/25/26(1)(2)	100	88,216
Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(2)	420	372,217
Series 2022-GT1, Class A, 6.19%, 4/25/27(1)	100	97,131
Series 2022-GT2, Class A, 7.90%, 7/25/27(1)	350	354,220
FOCUS Brands Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	168	162,947
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	196	157,961
Hardee's Funding LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)	174	157,199
Helios Issuer LLC, Series 2023-GRID1, Class 1A, 5.75%, 12/20/50(1)	283	288,138
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	279	267,277
JPMorgan Chase Bank NA, Series 2021-3, Class B, 0.76%, 2/26/29(1)	76	74,423
LAD Auto Receivables Trust:
Series 2023-1A, Class A2, 5.68%, 10/15/26(1)	91	91,334
Series 2023-4A, Class A2, 6.21%, 10/15/26(1)	137	137,008
Security	Principal Amount (000's omitted)*		Value
LL ABS Trust, Series 2022-1A, Class B, 5.05%, 11/15/29(1)		100	$ 99,008
Loanpal Solar Loan Ltd., Series 2020-1GS, Class C, 2.00%, 6/20/47(1)		70	41,390
Marlette Funding Trust, Series 2023-1A, Class A, 6.07%, 4/15/33(1)		225	225,104
MetroNet Infrastructure Issuer LLC:
Series 2024-1A, Class A2, 6.23%, 4/20/54(1)		222	222,649
Series 2024-1A, Class B, 7.59%, 4/20/54(1)		67	67,245
Mill City Solar Loan Ltd., Series 2020-1A, Class C, 2.00%, 6/20/47(1)		145	95,178
Mosaic Solar Loan Trust:
Series 2019-1A, Class A, 4.37%, 12/21/43(1)		153	143,745
Series 2019-2A, Class B, 3.28%, 9/20/40(1)		359	319,507
Series 2020-1A, Class A, 2.10%, 4/20/46(1)		43	36,922
Series 2020-1A, Class B, 3.10%, 4/20/46(1)		43	37,220
Series 2020-2A, Class A, 1.44%, 8/20/46(1)		77	64,993
Series 2020-2A, Class B, 2.21%, 8/20/46(1)		91	73,958
Series 2021-1A, Class C, 2.25%, 12/20/46(1)		388	345,398
Series 2021-3A, Class C, 1.77%, 6/20/52(1)		97	81,980
Series 2022-2A, Class D, 8.29%, 1/21/53(1)		100	39,040
Neighborly Issuer LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)		379	337,334
NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A2, 5.12%, 3/15/29(1)		260	260,068
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)		235	218,971
OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.13%, 5/14/35(1)		495	484,894
Oportun Funding XIV LLC, Series 2021-A, Class B, 1.76%, 3/8/28(1)		39	37,429
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)		361	342,533
Series 2021-C, Class A, 2.18%, 10/8/31(1)		1,850	1,746,216
Series 2021-C, Class B, 2.67%, 10/8/31(1)		220	206,384
Series 2022-2, Class C, 9.36%, 10/9/29(1)		125	126,325
Series 2022-3, Class B, 8.533%, 1/8/30(1)		390	392,435
Oscar U.S. Funding XVI LLC, Series 2024-1A, Class A2, 5.48%, 2/10/27(1)		675	675,591
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)		92	90,179
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)		42	41,067
Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/5/49(1)		268	243,579
Prodigy Finance CM DAC, Series 2021-1A, Class A, 6.694%, (1 mo. SOFR + 1.364%), 7/25/51(1)(3)		89	88,119
Retained Vantage Data Centers Issuer LLC:
Series 2023-1A, Class A2A, 5.00%, 9/15/48(1)		675	654,093
Series 2023-1A, Class A2B, 5.25%, 9/15/48(1)	CAD	150	101,958
Series 2023-1A, Class B, 5.75%, 9/15/48(1)		95	89,216
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)		152	136,183
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)		172	147,440

Calvert
VP SRI Balanced Portfolio
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*	Value
SERVPRO Master Issuer LLC:
Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	910	$ 863,882
Series 2024-1A, Class A2, 6.174%, 1/25/54(1)	170	172,379
SoFi Consumer Loan Program Trust, Series 2023-1S, Class A, 5.81%, 5/15/31(1)	47	47,272
SolarCity LMC I LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)	137	131,515
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	503	477,180
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	164	152,173
Stack Infrastructure Issuer LLC:
Series 2020-1A, Class A2, 1.893%, 8/25/45(1)	247	232,865
Series 2021-1A, Class A2, 1.877%, 3/26/46(1)	45	41,530
Sunnova Helios IX Issuer LLC, Series 2022-B, Class A, 5.00%, 8/20/49(1)	241	233,257
Sunnova Helios V Issuer LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	275	240,561
Sunnova Helios X Issuer LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)	460	438,249
Sunnova Helios XII Issuer LLC, Series 2023-B, Class A, 5.30%, 8/22/50(1)	446	438,745
Sunnova Sol II Issuer LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)	682	519,016
Sunnova Sol Issuer LLC, Series 2020-1A, Class A, 3.35%, 2/1/55(1)	92	79,917
Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)	193	176,348
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)	234	191,371
Sunrun Jupiter Issuer LLC, Series 2022-1A, Class A, 4.75%, 7/30/57(1)	680	635,524
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	137	128,355
Theorem Funding Trust:
Series 2021-1A, Class B, 1.84%, 12/15/27(1)	17	17,264
Series 2022-3A, Class A, 7.60%, 4/15/29(1)	73	72,989
U.S. Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	371	337,578
Upstart Pass-Through Trust, Series 2020-ST1, Class A, 3.75%, 2/20/28(1)	11	10,554
Vantage Data Centers Issuer LLC:
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	273	270,972
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	735	648,143
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	224	204,524
Vivint Solar Financing VII LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	345	285,032
Willis Engine Structured Trust V, Series 2020-A, Class B, 4.212%, 3/15/45(1)	196	165,850
Total Asset-Backed Securities (identified cost $24,105,892)		$22,784,120

Collateralized Mortgage Obligations — 1.2%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re Ltd.:
Series 2021-3A, Class A2, 6.32%, (30-day SOFR Average + 1.00%), 9/25/31(1)(3)	$215	$ 214,152
Series 2021-3A, Class M1B, 6.72%, (30-day SOFR Average + 1.40%), 9/25/31(1)(3)	170	169,710
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(4)	391	356,094
CHNGE Mortgage Trust:
Series 2023-2, Class A3, 7.436% to 5/25/26, 6/25/58(1)(4)	244	246,026
Series 2023-4, Class A1, 7.573% to 8/25/26, 9/25/58(1)(4)	320	325,370
Eagle Re Ltd., Series 2021-2, Class M1C, 8.77%, (30-day SOFR Average + 3.45%), 4/25/34(1)(3)	150	153,290
Federal Home Loan Mortgage Corp.:
Series 5324, Class MZ, 6.00%, 7/25/53	37	37,315
Series 5402, Class BZ, 6.00%, 4/25/54	15	15,353
Federal Home Loan Mortgage Corp. STACR REMICs Trust:
Series 2019-DNA3, Class B2, 13.585%, (30-day SOFR Average + 8.264%), 7/25/49(1)(3)	85	99,118
Series 2020-DNA6, Class B1, 8.32%, (30-day SOFR Average + 3.00%), 12/25/50(1)(3)	25	26,999
Series 2020-HQA2, Class B1, 9.535%, (30-day SOFR Average + 4.214%), 3/25/50(1)(3)	41	46,376
Series 2021-DNA2, Class B1, 8.72%, (30-day SOFR Average + 3.40%), 8/25/33(1)(3)	55	60,639
Series 2021-DNA3, Class M1, 6.07%, (30-day SOFR Average + 0.75%), 10/25/33(1)(3)	25	24,633
Series 2022-DNA2, Class M1A, 6.62%, (30-day SOFR Average + 1.30%), 2/25/42(1)(3)	206	206,535
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C02, Class 2M2, 8.035%, (30-day SOFR Average + 2.714%), 5/25/24(3)	29	28,905
Series 2014-C03, Class 2M2, 8.335%, (30-day SOFR Average + 3.014%), 7/25/24(3)	35	35,813
Series 2019-R01, Class 2B1, 9.785%, (30-day SOFR Average + 4.464%), 7/25/31(1)(3)	55	59,538
Series 2019-R02, Class 1B1, 9.585%, (30-day SOFR Average + 4.264%), 8/25/31(1)(3)	50	52,828
Series 2019-R03, Class 1B1, 9.535%, (30-day SOFR Average + 4.214%), 9/25/31(1)(3)	51	54,533
Series 2019-R05, Class 1B1, 9.535%, (30-day SOFR Average + 4.214%), 7/25/39(1)(3)	66	69,277
Series 2019-R06, Class 2B1, 9.185%, (30-day SOFR Average + 3.864%), 9/25/39(1)(3)	291	304,119
Series 2019-R07, Class 1B1, 8.835%, (30-day SOFR Average + 3.514%), 10/25/39(1)(3)	107	111,879
Series 2020-R02, Class 2B1, 8.435%, (30-day SOFR Average + 3.114%), 1/25/40(1)(3)	405	420,104
Series 2021-R01, Class 1B2, 11.32%, (30-day SOFR Average + 6.00%), 10/25/41(1)(3)	142	151,842
Series 2021-R02, Class 2B1, 8.62%, (30-day SOFR Average + 3.30%), 11/25/41(1)(3)	12	12,687
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	163	166,338

Calvert
VP SRI Balanced Portfolio
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2023-84, Class MW, 6.00%, 6/20/53	$171	$ 174,039
Series 2023-98, Class BW, 6.00%, 7/20/53	25	25,511
Series 2023-99, Class AL, 6.00%, 7/20/53	25	25,507
Series 2024-44, Class LM, 6.00%, 3/20/54	98	99,962
Series 2024-46, Class AL, 6.00%, 3/20/54	24	24,456
Home Re Ltd.:
Series 2018-1, Class M2, 8.444%, (1 mo. SOFR + 3.114%), 10/25/28(1)(3)	99	100,094
Series 2021-1, Class M2, 8.285%, (30-day SOFR Average + 2.964%), 7/25/33(1)(3)	150	150,748
NYMT Loan Trust, Series 2024-BPL1, Class A1, 7.154% to 7/25/26, 2/25/29(1)(4)	100	100,023
PNMAC GMSR Issuer Trust, Series 2022-FT1, Class A, 9.511%, (30-day SOFR Average + 4.19%), 6/25/27(1)(3)	881	893,885
Total Collateralized Mortgage Obligations (identified cost $4,941,029)		$5,043,698

Commercial Mortgage-Backed Securities — 4.2%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.719%, 11/5/32(1)(2)	$695	$ 455,647
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(2)	325	115,388
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(2)	485	102,041
BPR Trust, Series 2022-SSP, Class A, 8.325%, (1 mo. SOFR + 3.00%), 5/15/39(1)(3)	295	297,326
BX Commercial Mortgage Trust:
Series 2021-VOLT, Class B, 6.39%, (1 mo. SOFR + 1.064%), 9/15/36(1)(3)	666	659,194
Series 2021-VOLT, Class C, 6.54%, (1 mo. SOFR + 1.214%), 9/15/36(1)(3)	204	201,058
Series 2021-VOLT, Class D, 7.09%, (1 mo. SOFR + 1.764%), 9/15/36(1)(3)	702	692,990
CSMC Trust:
Series 2021-BPNY, Class A, 9.155%, (1 mo. SOFR + 3.829%), 8/15/26(1)(3)	100	89,742
Series 2022-NWPT, Class A, 8.468%, (1 mo. SOFR + 3.143%), 9/9/24(1)(3)	290	291,809
Extended Stay America Trust:
Series 2021-ESH, Class A, 6.52%, (1 mo. SOFR + 1.194%), 7/15/38(1)(3)	400	399,661
Series 2021-ESH, Class C, 7.14%, (1 mo. SOFR + 1.814%), 7/15/38(1)(3)	549	548,575
Series 2021-ESH, Class D, 7.69%, (1 mo. SOFR + 2.364%), 7/15/38(1)(3)	165	164,566
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series KG02, Class A2, 2.412%, 8/25/29	1,440	1,296,170
Series KG08, Class A2, 4.134%, 5/25/33(2)	1,499	1,434,491
Series KSG1, Class A2, 1.503%, 9/25/30	278	231,350
Series KW06, Class A2, 3.80%, 6/25/28(2)	530	509,120
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates: (continued)
Series W5FX, Class AFX, 3.092%, 4/25/28(2)	$192	$ 179,929
Federal National Mortgage Association:
Series 2017-M13, Class A2, 2.931%, 9/25/27(2)	505	476,955
Series 2018-M13, Class A2, 3.739%, 9/25/30(2)	1,299	1,243,603
Series 2019-M1, Class A2, 3.547%, 9/25/28(2)	397	380,200
Series 2019-M22, Class A2, 2.522%, 8/25/29	482	433,546
Series 2020-M1, Class A2, 2.444%, 10/25/29	963	858,277
Series 2023-M1S, Class A2, 4.507%, 4/25/33(2)	848	835,151
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 8.685%, (30-day SOFR Average + 3.364%), 10/25/49(1)(3)	452	446,793
Series 2020-01, Class M10, 9.185%, (30-day SOFR Average + 3.864%), 3/25/50(1)(3)	523	518,855
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)	262	273,702
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 6.523%, (1 mo. SOFR + 1.197%), 5/15/38(1)(3)	989	986,077
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	300	42,546
Series 2014-DSTY, Class C, 3.805%, 6/10/27(1)(2)	100	6,685
Med Trust:
Series 2021-MDLN, Class D, 7.44%, (1 mo. SOFR + 2.114%), 11/15/38(1)(3)	294	293,375
Series 2021-MDLN, Class E, 8.59%, (1 mo. SOFR + 3.264%), 11/15/38(1)(3)	219	218,641
Morgan Stanley Capital I Trust:
Series 2019-BPR, Class A, 7.318%, (1 mo. SOFR + 1.992%), 5/15/36(1)(3)(5)	408	405,803
Series 2019-BPR, Class B, 8.018%, (1 mo. SOFR + 2.692%), 5/15/36(1)(3)(5)	187	184,093
Series 2019-BPR, Class C, 8.968%, (1 mo. SOFR + 3.642%), 5/15/36(1)(3)(5)	100	97,458
ORL Trust, Series 2023-GLKS, Class A, 7.676%, (1 mo. SOFR + 2.35%), 10/19/36(1)(3)	289	291,167
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.58%, 12/10/33(1)(2)	422	443,129
VMC Finance LLC:
Series 2021-HT1, Class A, 7.091%, (1 mo. SOFR + 1.764%), 1/18/37(1)(3)	234	231,362
Series 2021-HT1, Class B, 9.941%, (1 mo. SOFR + 4.614%), 1/18/37(1)(3)	753	718,226
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.755%, 8/10/31(1)(2)	450	279,136
Total Commercial Mortgage-Backed Securities (identified cost $19,131,296)		$17,333,837

Calvert
VP SRI Balanced Portfolio
March 31, 2024
Schedule of Investments (Unaudited) — continued

Common Stocks — 63.2%

Security	Shares	Value
Aerospace & Defense — 0.8%
HEICO Corp.	17,800	$ 3,399,800
		$ 3,399,800
Biotechnology — 1.8%
AbbVie, Inc.	41,400	$ 7,538,940
		$ 7,538,940
Broadline Retail — 3.3%
Amazon.com, Inc.(6)	76,380	$ 13,777,424
		$ 13,777,424
Capital Markets — 3.6%
Intercontinental Exchange, Inc.	26,300	$3,614,409
S&P Global, Inc.	9,400	3,999,230
Stifel Financial Corp.	41,700	3,259,689
Tradeweb Markets, Inc., Class A	40,103	4,177,530
		$15,050,858
Chemicals — 1.0%
Linde PLC	8,800	$4,086,016
		$4,086,016
Commercial Services & Supplies — 1.5%
GFL Environmental, Inc.	85,100	$2,935,950
Waste Management, Inc.	15,416	3,285,920
		$6,221,870
Consumer Staples Distribution & Retail — 1.5%
Walmart, Inc.	103,500	$6,227,595
		$6,227,595
Containers & Packaging — 0.8%
AptarGroup, Inc.	21,639	$3,113,636
		$3,113,636
Electric Utilities — 0.9%
NextEra Energy, Inc.	55,300	$3,534,223
		$3,534,223
Electrical Equipment — 0.9%
AMETEK, Inc.	19,400	$3,548,260
		$3,548,260
Energy Equipment & Services — 1.4%
Baker Hughes Co.	174,800	$5,855,800
		$5,855,800
Security	Shares	Value
Entertainment — 1.1%
Netflix, Inc.(6)	5,900	$ 3,583,247
Spotify Technology SA(6)	3,000	791,700
		$ 4,374,947
Financial Services — 2.4%
Shift4 Payments, Inc., Class A(6)	46,800	$ 3,092,076
Visa, Inc., Class A	23,700	6,614,196
		$ 9,706,272
Ground Transportation — 1.0%
Uber Technologies, Inc.(6)	54,600	$4,203,654
		$4,203,654
Health Care Equipment & Supplies — 1.7%
Intuitive Surgical, Inc.(6)	9,700	$3,871,173
Stryker Corp.	8,700	3,113,469
		$6,984,642
Hotels, Restaurants & Leisure — 1.1%
Domino's Pizza, Inc.	3,200	$1,590,016
Marriott International, Inc., Class A	11,300	2,851,103
		$4,441,119
Household Products — 1.2%
Procter & Gamble Co.	29,900	$4,851,275
		$4,851,275
Insurance — 2.8%
Allstate Corp.	33,800	$5,847,738
W.R. Berkley Corp.	63,500	5,615,940
		$11,463,678
Interactive Media & Services — 4.4%
Alphabet, Inc., Class A(6)	37,700	$5,690,061
Alphabet, Inc., Class C(6)	81,500	12,409,190
		$18,099,251
IT Services — 0.9%
Gartner, Inc.(6)	7,700	$3,670,359
		$3,670,359
Life Sciences Tools & Services — 1.4%
Illumina, Inc.(6)	18,700	$2,567,884
Thermo Fisher Scientific, Inc.	5,518	3,207,117
		$5,775,001
Machinery — 0.7%
Parker-Hannifin Corp.	5,000	$2,778,950
		$2,778,950

Calvert
VP SRI Balanced Portfolio
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Media — 0.6%
Comcast Corp., Class A	60,400	$ 2,618,340
		$ 2,618,340
Pharmaceuticals — 2.0%
Eli Lilly & Co.	7,900	$ 6,145,884
Novo Nordisk AS ADR	15,000	1,926,000
		$ 8,071,884
Professional Services — 2.9%
Automatic Data Processing, Inc.	16,400	$ 4,095,736
Booz Allen Hamilton Holding Corp.	17,900	2,657,076
TransUnion	66,300	5,290,740
		$12,043,552
Real Estate Management & Development — 1.6%
CoStar Group, Inc.(6)	29,700	$2,869,020
FirstService Corp.	21,800	3,614,440
		$6,483,460
Semiconductors & Semiconductor Equipment — 6.7%
Analog Devices, Inc.	19,800	$3,916,242
Broadcom, Inc.	3,449	4,571,339
Lam Research Corp.	3,500	3,400,495
NVIDIA Corp.	17,400	15,721,944
		$27,610,020
Software — 7.3%
ANSYS, Inc.(6)	7,500	$2,603,700
Fair Isaac Corp.(6)	2,563	3,202,750
Microsoft Corp.	53,593	22,547,647
Palo Alto Networks, Inc.(6)	5,800	1,647,954
		$30,002,051
Specialty Retail — 1.6%
Burlington Stores, Inc.(6)	14,000	$3,250,660
TJX Cos., Inc.	33,500	3,397,570
		$6,648,230
Technology Hardware, Storage & Peripherals — 3.3%
Apple, Inc.	79,488	$13,630,602
		$13,630,602
Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc., Class B	19,400	$1,823,212
		$1,823,212
Security	Shares	Value
Wireless Telecommunication Services — 0.6%
T-Mobile U.S., Inc.	16,230	$ 2,649,061
		$ 2,649,061
Total Common Stocks (identified cost $153,950,454)		$260,283,982

Corporate Bonds — 14.4%

Security	Principal Amount* (000’s omitted)	Value
Basic Materials — 0.3%
Celanese U.S. Holdings LLC:
6.35%, 11/15/28	203	$ 210,439
6.55%, 11/15/30	285	299,995
6.70%, 11/15/33	126	134,428
Compass Minerals International, Inc., 6.75%, 12/1/27(1)	410	396,755
South32 Treasury Ltd., 4.35%, 4/14/32(1)	306	276,349
		$ 1,317,966
Communications — 0.6%
AT&T, Inc., 3.65%, 6/1/51	591	$434,266
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	124	115,513
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.80%, 3/1/50	733	543,056
5.125%, 7/1/49	340	263,732
Clear Channel Outdoor Holdings, Inc., 5.125%, 8/15/27(1)	50	47,169
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/1/26(1)	325	318,810
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(1)	300	281,847
Rogers Communications, Inc., 3.80%, 3/15/32	180	161,862
SES GLOBAL Americas Holdings, Inc., 5.30%, 3/25/44(1)	185	141,682
SES SA, 5.30%, 4/4/43(1)	109	81,120
Sprint LLC, 7.125%, 6/15/24	141	141,330
		$2,530,387
Consumer, Cyclical — 1.3%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	434	$431,564
Brunswick Corp., 5.85%, 3/18/29(7)	79	79,902
Delta Air Lines, Inc./SkyMiles IP Ltd.:
4.50%, 10/20/25(1)	175	173,254
4.75%, 10/20/28(1)	341	333,631
Ford Motor Co., 4.75%, 1/15/43	45	37,411
Ford Motor Credit Co. LLC:
5.125%, 6/16/25	265	262,705
7.122%, 11/7/33	559	601,858
7.35%, 11/4/27	356	373,537
7.35%, 3/6/30	518	552,604

Calvert
VP SRI Balanced Portfolio
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Consumer, Cyclical (continued)
General Motors Financial Co., Inc.:
5.75%, 2/8/31	315	$ 318,525
5.80%, 1/7/29	170	173,067
Hyundai Capital America:
5.40%, 1/8/31(1)	301	302,421
5.70%, 6/26/30(1)	40	40,794
6.20%, 9/21/30(1)	25	26,097
Lithia Motors, Inc.:
3.875%, 6/1/29(1)(7)	373	336,505
4.375%, 1/15/31(1)	60	53,796
Sonic Automotive, Inc., 4.625%, 11/15/29(1)	50	44,887
Tapestry, Inc.:
7.00%, 11/27/26	221	227,790
7.35%, 11/27/28	470	495,519
WarnerMedia Holdings, Inc., 5.141%, 3/15/52	498	413,662
		$5,279,529
Consumer, Non-cyclical — 1.1%
AbbVie, Inc.:
5.35%, 3/15/44	49	$49,996
5.50%, 3/15/64	390	401,409
Ashtead Capital, Inc.:
4.00%, 5/1/28(1)	200	188,011
4.25%, 11/1/29(1)	384	358,342
Bristol-Myers Squibb Co.:
5.55%, 2/22/54(7)	278	286,138
5.65%, 2/22/64	417	429,383
Centene Corp.:
2.50%, 3/1/31	250	205,846
3.375%, 2/15/30	199	176,229
4.25%, 12/15/27	257	245,237
Conservation Fund, 3.474%, 12/15/29	285	258,724
CVS Health Corp., 5.25%, 1/30/31	415	418,337
CVS Pass-Through Trust, 6.036%, 12/10/28	233	234,877
Doris Duke Charitable Foundation, 2.345%, 7/1/50	678	416,608
Ford Foundation, 2.415%, 6/1/50	435	276,400
Legacy LifePoint Health LLC, 4.375%, 2/15/27(1)(7)	66	62,946
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	323	253,601
3.00%, 10/15/30(1)(7)	77	63,879
5.20%, 4/1/29(1)	45	43,368
U.S. Acute Care Solutions LLC, 6.375%, 3/1/26(1)(7)	50	48,193
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)(7)	40	39,129
		$4,456,653
Energy — 0.2%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 1/15/26(1)(8)	76	$33,122
Raizen Fuels Finance SA, 6.45%, 3/5/34(1)	200	205,322
Security	Principal Amount* (000’s omitted)		Value
Energy (continued)
TerraForm Power Operating LLC:
4.75%, 1/15/30(1)		369	$ 338,541
5.00%, 1/31/28(1)		460	438,455
			$ 1,015,440
Financial — 8.3%
ABN AMRO Bank NV, 6.339% to 9/18/26, 9/18/27(1)(9)		300	$ 305,265
Affiliated Managers Group, Inc., 3.30%, 6/15/30		156	139,358
AIB Group PLC, 5.871% to 3/28/34, 3/28/35(1)(9)		200	200,641
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, 6.75%, 10/15/27(1)		60	59,163
Ally Financial, Inc.:
2.20%, 11/2/28		499	428,035
4.70% to 5/15/26(9)(10)		135	116,162
6.848% to 1/3/29, 1/3/30(9)		107	110,210
American Assets Trust LP, 3.375%, 2/1/31		84	68,555
American National Group LLC, 6.144%, 6/13/32(1)		70	66,244
Andrew W. Mellon Foundation, 0.947%, 8/1/27		335	297,583
ASR Nederland NV, 7.00% to 9/7/33, 12/7/43(9)(11)	EUR	100	124,804
Aviation Capital Group LLC, 6.25%, 4/15/28(1)		658	672,076
Banco Santander SA:
5.294%, 8/18/27		200	199,615
6.35%, 3/14/34		600	600,861
6.938%, 11/7/33		200	221,050
Bank of America Corp.:
2.456% to 10/22/24, 10/22/25(9)		475	466,529
3.419% to 12/20/27, 12/20/28(9)		860	807,034
3.824% to 1/20/27, 1/20/28(9)		581	559,743
5.468% to 1/23/34, 1/23/35(7)(9)		706	710,869
5.819% to 9/15/28, 9/15/29(9)		112	114,879
5.933% to 9/15/26, 9/15/27(9)		370	375,046
Bank of Montreal, 5.266%, 12/11/26		675	678,207
Bank of Nova Scotia, 4.90% to 6/4/25(9)(10)		79	77,935
BBVA Bancomer SA:
1.875%, 9/18/25(1)		262	248,906
5.125% to 1/18/28, 1/18/33(1)(9)		500	464,995
8.125% to 1/8/34, 1/8/39(1)(9)		451	467,550
Blackstone Private Credit Fund, 6.25%, 1/25/31(1)(7)		85	85,448
Blue Owl Credit Income Corp., 6.65%, 3/15/31(1)		85	83,033
BlueHub Loan Fund, Inc., 3.099%, 1/1/30		675	556,006
BNP Paribas SA:
7.75% to 8/16/29(1)(9)(10)		420	430,997
9.25% to 11/17/27(1)(9)(10)		200	215,104
BPCE SA:
3.648% to 1/14/32, 1/14/37(1)(9)		261	218,437
6.714% to 10/19/28, 10/19/29(1)(9)		537	562,083
Broadstone Net Lease LLC, 2.60%, 9/15/31		24	19,012
CaixaBank SA, 6.84% to 9/13/33, 9/13/34(1)(9)		443	473,824

Calvert
VP SRI Balanced Portfolio
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
Capital One Financial Corp.:
4.20%, 10/29/25	190	$ 185,797
6.312% to 6/8/28, 6/8/29(9)	221	227,276
Charles Schwab Corp., 6.136% to 8/24/33, 8/24/34(9)	315	328,813
CI Financial Corp.:
3.20%, 12/17/30	477	391,104
4.10%, 6/15/51	440	275,199
Citigroup, Inc.:
3.98% to 3/20/29, 3/20/30(9)	332	312,926
4.00% to 12/10/25(9)(10)	310	297,986
COPT Defense Properties LP, 2.90%, 12/1/33	546	428,469
Credit Agricole SA:
5.335% to 1/10/29, 1/10/30(1)(9)	250	249,364
6.251% to 1/10/34, 1/10/35(1)(9)	688	699,789
Discover Bank, 5.974%, 8/9/28	270	268,844
EPR Properties:
3.60%, 11/15/31	160	133,835
3.75%, 8/15/29	406	358,953
4.50%, 6/1/27	376	358,011
4.95%, 4/15/28	213	202,896
Extra Space Storage LP:
2.40%, 10/15/31	382	314,511
2.55%, 6/1/31	293	243,926
5.90%, 1/15/31	350	362,319
GA Global Funding Trust, 2.25%, 1/6/27(1)(7)	211	193,210
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)	877	726,954
6.75%, 3/15/54(1)	120	123,210
7.95%, 6/15/33(1)	217	241,081
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(1)	683	644,004
3.75%, 9/15/30(1)(7)	158	132,865
6.00%, 4/15/25(1)	223	222,281
8.00%, 6/15/27(1)	200	208,790
HSBC Holdings PLC:
6.161% to 3/9/28, 3/9/29(9)	24	24,668
7.39% to 11/3/27, 11/3/28(9)	663	705,661
Intesa Sanpaolo SpA:
7.00%, 11/21/25(1)	200	203,781
8.248% to 11/21/32, 11/21/33(1)(9)	488	545,329
JPMorgan Chase & Co.:
5.336% to 1/23/34, 1/23/35(7)(9)	1,102	1,106,725
6.254% to 10/23/33, 10/23/34(9)	243	259,730
KeyBank NA, 5.85%, 11/15/27	750	744,185
Kite Realty Group LP, 5.50%, 3/1/34	43	42,745
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(9)	314	284,222
LPL Holdings, Inc.:
4.00%, 3/15/29(1)	5	4,600
6.75%, 11/17/28	45	47,151
Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
Newmark Group, Inc., 7.50%, 1/12/29(1)	108	$ 111,168
Oaktree Strategic Credit Fund, 8.40%, 11/14/28(1)	105	111,467
Radian Group, Inc., 6.20%, 5/15/29	353	358,482
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc., 3.875%, 3/1/31(1)	557	485,790
Societe Generale SA:
5.634% to 1/19/29, 1/19/30(1)(9)	407	405,492
6.066% to 1/19/34, 1/19/35(1)(9)	770	775,130
8.50% to 3/25/34(1)(7)(9)(10)	200	199,500
Stifel Financial Corp., 4.00%, 5/15/30	266	243,232
Swedbank AB:
5.407%, 3/14/29(1)	203	203,326
6.136%, 9/12/26(1)	437	444,998
Synchrony Bank, 5.40%, 8/22/25	362	358,801
Synchrony Financial, 4.50%, 7/23/25	450	441,112
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(9)	250	214,989
5.625%, 2/15/28	744	722,920
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(9)	240	207,231
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(9)	887	932,550
TPG Operating Group II LP, 5.875%, 3/5/34	495	502,263
Truist Financial Corp.:
5.10% to 3/1/30(9)(10)	409	382,513
5.435% to 1/24/29, 1/24/30(9)	686	685,392
U.S. Bancorp, 5.678% to 1/23/34, 1/23/35(9)	1,352	1,365,725
UBS Group AG:
2.095% to 2/11/31, 2/11/32(1)(9)	359	287,769
4.375% to 2/10/31(1)(9)(10)	219	180,636
6.442% to 8/11/27, 8/11/28(1)(9)	397	408,887
UniCredit SpA:
2.569% to 9/22/25, 9/22/26(1)(9)	430	409,721
5.459% to 6/30/30, 6/30/35(1)(9)	200	188,001
5.861% to 6/19/27, 6/19/32(1)(9)	200	195,399
		$34,148,963
Government - Multinational — 1.3%
Asian Development Bank, 3.125%, 9/26/28	540	$513,405
European Investment Bank:
1.625%, 5/13/31(7)	925	776,837
2.375%, 5/24/27	1,026	964,518
2.875%, 6/13/25(1)	1,892	1,847,814
International Bank for Reconstruction & Development, 3.125%, 11/20/25	1,200	1,169,007
		$5,271,581
Industrial — 0.2%
BAE Systems PLC, 5.30%, 3/26/34(1)	204	$205,100
Seaspan Corp., 5.50%, 8/1/29(1)	51	44,544
Smurfit Kappa Treasury ULC, 5.777%, 4/3/54(1)(12)	290	294,164

Calvert
VP SRI Balanced Portfolio
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Industrial (continued)
Trivium Packaging Finance BV, 5.50%, 8/15/26(1)	346	$ 341,454
		$ 885,262
Technology — 0.8%
Concentrix Corp., 6.60%, 8/2/28(7)	1,301	$ 1,316,638
Foundry JV Holdco LLC, 5.875%, 1/25/34(1)	464	465,215
Kyndryl Holdings, Inc.:
2.70%, 10/15/28(7)	515	456,340
3.15%, 10/15/31(7)	236	198,699
6.35%, 2/20/34	165	169,453
Marvell Technology, Inc., 5.75%, 2/15/29	160	163,889
Seagate HDD Cayman:
5.75%, 12/1/34	88	86,158
9.625%, 12/1/32	333	379,503
		$3,235,895
Utilities — 0.3%
Avangrid, Inc., 3.15%, 12/1/24	141	$138,617
Clearway Energy Operating LLC, 3.75%, 1/15/32(1)	176	148,113
MidAmerican Energy Co., 5.35%, 1/15/34	253	260,552
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	214	189,640
NextEra Energy Operating Partners LP, 4.25%, 9/15/24(1)	34	32,980
Niagara Mohawk Power Corp., 1.96%, 6/27/30(1)	233	192,510
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	343	320,053
		$1,282,465
Total Corporate Bonds (identified cost $61,379,350)		$59,424,141

Preferred Stocks — 0.2%

Security	Shares	Value
Real Estate Management & Development — 0.1%
Brookfield Property Partners LP:
Series A, 5.75%	13,079	$ 166,888
Series A2, 6.375%	12,000	172,920
		$ 339,808
Wireless Telecommunication Services — 0.1%
U.S. Cellular Corp.:
5.50%(7)	14,547	$ 262,137
6.25%	1,450	28,014
		$290,151
Total Preferred Stocks (identified cost $1,043,893)		$629,959

Sovereign Government Bonds — 0.4%

Security	Principal Amount (000’s omitted)	Value
Kreditanstalt fuer Wiederaufbau:
0.75%, 9/30/30	$235	$ 188,752
1.00%, 10/1/26	1,526	1,401,139
Total Sovereign Government Bonds (identified cost $1,748,828)		$ 1,589,891

Taxable Municipal Obligations — 1.0%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.3%
Massachusetts, Green Bonds, 3.277%, 6/1/46	$435	$ 352,493
New York City, NY, 5.206%, 10/1/31(13)	470	471,913
San Francisco City and County, CA, (Social Bonds - Affordable Housing, 2016), 3.921%, 6/15/39	285	255,802
		$ 1,080,208
Special Tax Revenue — 0.5%
California Health Facilities Financing Authority, (No Place Like Home Program):
Social Bonds, 2.361%, 6/1/26	$405	$ 385,187
Social Bonds, 2.484%, 6/1/27	290	272,058
Social Bonds, 2.534%, 6/1/28	360	333,306
Social Bonds, 2.584%, 6/1/29	200	182,490
Social Bonds, 2.984%, 6/1/33	220	191,627
Connecticut, Special Tax Revenue, 5.459%, 11/1/30(13)	300	302,505
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue Bonds, 5.767%, 8/1/36(13)	545	562,587
		$2,229,760
Water and Sewer — 0.2%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$130	$120,711
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	170	146,644
Green Bonds, 2.184%, 9/1/31	140	118,483
Green Bonds, 2.264%, 9/1/32	125	103,873
Green Bonds, 2.344%, 9/1/33	135	110,422
San Diego County Water Authority, CA:
Green Bonds, 1.531%, 5/1/30	145	122,180
Green Bonds, 1.701%, 5/1/31	130	107,554
		$829,867
Total Taxable Municipal Obligations (identified cost $4,640,703)		$4,139,835

Calvert
VP SRI Balanced Portfolio
March 31, 2024
Schedule of Investments (Unaudited) — continued

U.S. Government Agencies and Instrumentalities — 0.2%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
2.668%, 8/1/24	$240	$ 237,701
3.435%, 8/1/34	220	194,094
3.485%, 8/1/35	125	109,514
3.585%, 8/1/37	225	195,085
U.S. International Development Finance Corp., 3.52%, 9/20/32	268	253,462
Total U.S. Government Agencies and Instrumentalities (identified cost $1,122,838)		$ 989,856

U.S. Government Agency Mortgage-Backed Securities — 7.1%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
3.50%, 3/1/48	$81	$ 73,266
6.50%, 8/1/53	919	939,599
6.00%, 6/1/53	74	75,312
Federal National Mortgage Association:
2.00%, 4/1/51	195	157,908
2.68%, 7/1/26	333	316,943
3.00%, 11/1/49	243	212,580
4.00%, with various maturities to 2048	486	457,551
5.50%, 7/1/53	978	974,584
7.00%, 6/1/53	99	104,509
Government National Mortgage Association:
2.50%, with various maturities to 2051	686	575,069
6.00%, with various maturities to 2053	301	305,649
6.50%, 6/20/53	326	335,115
Uniform Mortgage-Backed Security:
4.00%, 30-Year, TBA(14)	11,068	10,252,599
4.50%, 30-Year, TBA(14)	4,567	4,350,246
5.00%, 30-Year, TBA(14)	10,418	10,171,386
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $29,742,445)		$29,302,316

U.S. Treasury Obligations — 6.3%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.375%, 8/15/50	$521	$ 275,296
1.875%, 2/15/41	481	335,479
1.875%, 2/15/51	186	112,109
1.875%, 11/15/51	368	220,527
2.00%, 11/15/41	795	557,991
2.00%, 8/15/51	338	209,520
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds: (continued)
2.25%, 2/15/52	$523	$ 344,158
2.375%, 2/15/42	7,519	5,594,900
2.875%, 5/15/52	275	208,162
3.00%, 5/15/47	13	10,216
3.00%, 8/15/52	127	98,683
3.625%, 2/15/53	292	256,481
3.625%, 5/15/53	207	181,930
3.875%, 2/15/43	327	302,386
3.875%, 5/15/43	43	39,699
4.00%, 11/15/42	43	40,517
4.00%, 11/15/52	216	203,150
4.50%, 2/15/44	148	148,856
5.375%, 2/15/31	73	78,392
6.25%, 5/15/30	13	14,389
U.S. Treasury Notes:
0.375%, 12/31/25	1,950	1,808,930
1.00%, 7/31/28	30	26,147
1.125%, 1/15/25	1,328	1,287,353
1.25%, 3/31/28	581	516,307
1.25%, 4/30/28	1,022	906,266
1.25%, 6/30/28	303	267,581
1.375%, 10/31/28	202	177,981
1.875%, 2/28/27	5,212	4,850,045
1.875%, 2/15/32	185	156,292
2.125%, 3/31/24(7)	420	420,000
2.875%, 4/30/29	855	802,147
3.125%, 8/31/27	1,146	1,101,100
3.375%, 5/15/33	156	146,168
3.50%, 1/31/28	631	612,662
3.625%, 5/15/26	23	22,547
3.625%, 5/31/28	75	73,109
3.875%, 8/15/33	78	75,946
4.00%, 2/15/34	424	417,044
4.125%, 7/31/28	60	59,636
4.125%, 3/31/29(12)	636	633,292
4.125%, 11/15/32	43	42,714
4.375%, 8/31/28	196	196,831
4.50%, 11/15/25	880	876,184
4.50%, 11/15/33	95	97,130
4.625%, 6/30/25	900	896,871
4.625%, 9/15/26	42	42,098
Total U.S. Treasury Obligations (identified cost $27,531,324)		$25,745,222

Calvert
VP SRI Balanced Portfolio
March 31, 2024
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 2.5%
Affiliated Fund — 1.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(15)	7,144,215	$ 7,144,215
Total Affiliated Fund (identified cost $7,144,215)		$ 7,144,215

Securities Lending Collateral — 0.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.34%(16)	1,425,950	$ 1,425,950
Total Securities Lending Collateral (identified cost $1,425,950)		$ 1,425,950
U.S. Treasury Obligations — 0.5%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 6/13/24	$1,937	$ 1,916,534
Total U.S. Treasury Obligations (identified cost $1,916,827)		$ 1,916,534
Total Short-Term Investments (identified cost $10,486,992)		$ 10,486,699
Total Investments — 106.2% (identified cost $339,825,044)		$437,753,556
Other Assets, Less Liabilities — (6.2)%		$(25,743,473)
Net Assets — 100.0%		$412,010,083

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2024, the aggregate value of these securities is $58,862,993 or 14.3% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2024.
(3)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2024.
(4)	Step coupon security. Interest rate represents the rate in effect at March 31, 2024.
(5)	Represents an investment in an issuer that may be deemed to be an affiliate.
(6)	Non-income producing security.
(7)	All or a portion of this security was on loan at March 31, 2024. The aggregate market value of securities on loan at March 31, 2024 was $3,314,903 and the total market value of the collateral received by the Fund was $3,426,848, comprised of cash of $1,425,950 and U.S. government and/or agencies securities of $2,000,898.
(8)	Issuer is in default with respect to interest and/or principal payments.
(9)	Security converts to variable rate after the indicated fixed-rate coupon period.
(10)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(11)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At March 31, 2024, the aggregate value of these securities is $124,804 or less than 0.05% of the Fund's net assets.
(12)	When-issued security.
(13)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(14)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(15)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2024.
(16)	Represents investment of cash collateral received in connection with securities lending.

Calvert
VP SRI Balanced Portfolio
March 31, 2024
Schedule of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	98,833	CAD	133,500	State Street Bank and Trust Company	4/30/24	$234	$ —
USD	113,802	EUR	105,556	Credit Agricole Corporate and Investment Bank	4/30/24	—	(200)
						$234	$(200)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	83	Long	6/28/24	$16,972,203	$(7,232)
U.S. 5-Year Treasury Note	69	Long	6/28/24	7,384,078	13,964
U.S. 10-Year Treasury Note	15	Long	6/18/24	1,661,953	8,253
U.S. Long Treasury Bond	43	Long	6/18/24	5,178,813	99,459
U.S. Ultra-Long Treasury Bond	15	Long	6/18/24	1,935,000	40,566
U.S. 10-Year Treasury Note	(1)	Short	6/18/24	(110,797)	967
U.S. Ultra 10-Year Treasury Note	(48)	Short	6/18/24	(5,501,250)	(43,157)
U.S. Ultra-Long Treasury Bond	(5)	Short	6/18/24	(645,000)	(11,697)
					$101,123

Abbreviations:
ADR	– American Depositary Receipt
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced

Currency Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
USD	– United States Dollar
At March 31, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the fiscal year to date ended March 31, 2024, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.
Interest Rate Risk: During the fiscal year to date ended March 31, 2024, the Fund entered into futures contracts to hedge interest rate risk and to manage duration.

Calvert
VP SRI Balanced Portfolio
March 31, 2024
Schedule of Investments (Unaudited) — continued

Affiliated Investments
At March 31, 2024, the value of the Fund's investment in issuers and funds that may be deemed to be affiliated was $7,831,569, which represents 1.9% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust:
Series 2019-BPR, Class A, 7.318%, (1 mo. SOFR + 1.992%), 5/15/36	$ 400,116	$ —	$ —	$ —	$5,687	$ 405,803	$ 7,570	$ 408,505
Series 2019-BPR, Class B, 8.018%, (1 mo. SOFR + 2.692%), 5/15/36	181,503	—	—	—	2,565	184,093	3,822	187,000
Series 2019-BPR, Class C, 8.968%, (1 mo. SOFR + 3.642%), 5/15/36	96,048	—	—	—	1,410	97,458	2,270	100,000
Short-Term Investments
Liquidity Fund, Institutional Class(1)	12,445,046	26,699,972	(32,000,803)	—	—	7,144,215	105,664	7,144,215
Total				$ —	$9,662	$7,831,569	$119,326

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of March 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$22,784,120	$ —	$22,784,120
Collateralized Mortgage Obligations	—	5,043,698	—	5,043,698
Commercial Mortgage-Backed Securities	—	17,333,837	—	17,333,837
Common Stocks	260,283,982(1)	—	—	260,283,982
Corporate Bonds	—	59,424,141	—	59,424,141
Preferred Stocks	629,959	—	—	629,959
Sovereign Government Bonds	—	1,589,891	—	1,589,891
Taxable Municipal Obligations	—	4,139,835	—	4,139,835
U.S. Government Agencies and Instrumentalities	—	989,856	—	989,856
U.S. Government Agency Mortgage-Backed Securities	—	29,302,316	—	29,302,316
U.S. Treasury Obligations	—	25,745,222	—	25,745,222
Short-Term Investments:
Affiliated Fund	7,144,215	—	—	7,144,215
Securities Lending Collateral	1,425,950	—	—	1,425,950
U.S. Treasury Obligations	—	1,916,534	—	1,916,534
Total Investments	$269,484,106	$168,269,450	$ —	$437,753,556

Calvert
VP SRI Balanced Portfolio
March 31, 2024
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts	$ —	$234	$ —	$234
Futures Contracts	163,209	—	—	163,209
Total	$269,647,315	$168,269,684	$ —	$437,916,999
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(200)	$ —	$(200)
Futures Contracts	(62,086)	—	—	(62,086)
Total	$(62,086)	$(200)	$ —	$(62,286)

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.